Investment Portfolioas of May 31, 2025 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 28.8%
DWS Emerging Markets Equity Fund "Institutional" (a)	105,178	2,055,187
DWS Equity 500 Index Fund "Institutional" (a)	73,597	11,712,301
DWS RREEF Global Infrastructure Fund "Institutional" (a)	56,095	937,910
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	131,345	966,696
DWS RREEF Real Estate Securities Fund "Institutional" (a)	17,139	373,801
DWS Small Cap Core Fund "S" (a)	21,877	1,098,668
Total Equity — Equity Funds (Cost $15,037,264)		17,144,563

Equity — Exchange-Traded Funds 10.5%
iShares Core MSCI Europe ETF	39,539	2,597,712
iShares MSCI Japan ETF	15,209	1,127,291
iShares MSCI Pacific ex Japan ETF	9,818	473,817
Vanguard S&P 500 ETF	3,537	1,916,205
Xtrackers RREEF Global Natural Resources ETF (b)	4,720	117,122
Total Equity — Exchange-Traded Funds (Cost $4,993,672)		6,232,147

Fixed Income — Bond Funds 6.7%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	77,532	445,035
DWS High Income Fund "Institutional" (a)	811,440	3,570,334
Total Fixed Income — Bond Funds (Cost $3,790,631)		4,015,369

Fixed Income — Exchange-Traded Funds 51.9%
iShares GNMA Bond ETF	157,249	6,821,461
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,323	2,082,440
iShares JP Morgan USD Emerging Markets Bond ETF	37,945	3,437,817
iShares U.S. Treasury Bond ETF	202,072	4,599,159
VanEck JP Morgan EM Local Currency Bond ETF	36,724	906,348
Vanguard Intermediate-Term Corporate Bond ETF	73,163	5,978,880
Vanguard Total International Bond ETF	142,926	7,067,691
Total Fixed Income — Exchange-Traded Funds (Cost $31,078,034)		30,893,796

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.104% (c), 9/11/2025 (d) (Cost $282,477)	285,800	282,436

	Shares	Value ($)

Fixed Income — Money Market Funds 1.8%
DWS Central Cash Management Government Fund, 4.34% (a) (e) (Cost $1,057,370)	1,057,370	1,057,370

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $56,239,448)	100.1	59,625,681
Other Assets and Liabilities, Net	(0.1)	(80,093)
Net Assets	100.0	59,545,588
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2025 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
Equity — Equity Funds 28.8%
DWS Core Equity Fund "Institutional" (a)
5,823,201	9,440	5,878,794	3,749,706	(3,703,553)	9,440	—	—	—
DWS Emerging Markets Equity Fund "Institutional" (a)
2,129,792	4,523	178,000	(803)	99,675	4,523	—	105,178	2,055,187
DWS Equity 500 Index Fund “Institutional” (a)
—	10,674,000	—	—	1,038,301	—	—	73,597	11,712,301
DWS ESG Core Equity Fund "Institutional" (a)
8,729,140	—	8,907,732	3,088,599	(2,910,007)	—	—	—	—
DWS RREEF Global Infrastructure Fund "Institutional" (a)
1,089,901	324,674	529,100	65,010	(12,575)	11,467	30,208	56,095	937,910
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
979,646	997,301	978,000	(9,600)	(22,651)	—	—	131,345	966,696
DWS RREEF Real Estate Securities Fund "Institutional" (a)
713,644	13,538	314,000	20,971	(60,352)	13,538	—	17,139	373,801
DWS Small Cap Core Fund "S" (a)
899,053	187,897	—	—	11,718	6,291	7,606	21,877	1,098,668
Equity —Exchange-Traded Funds 0.2%
Xtrackers RREEF Global Natural Resources ETF (b)
—	304,876	171,809	(5,438)	(10,507)	1,262	1,091	4,720	117,122
Xtrackers S&P 500 Scored & Screened ETF (b)
—	13,804,538	13,254,657	(549,881)	—	62,273	—	—	—
Fixed Income — Bond Funds 6.7%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
884,342	12,889	464,000	(44,831)	56,635	12,889	—	77,532	445,035
DWS High Income Fund "Institutional" (a)
3,851,757	605,895	848,000	658	(39,976)	185,895	—	811,440	3,570,334
Fixed Income — Money Market Funds 1.8%
DWS Central Cash Management Government Fund, 4.34% (a) (e)
2,701,449	9,405,136	11,049,215	—	—	44,096	—	1,057,370	1,057,370
27,801,925	36,344,707	42,573,307	6,314,391	(5,553,292)	351,674	38,905	2,356,293	22,334,424

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At May 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
At May 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/30/2025	9	1,865,061	1,866,938	1,877
3 Year U.S. Treasury Note	USD	9/30/2025	18	3,799,305	3,806,437	7,132
5 Year U.S. Treasury Note	USD	9/30/2025	2	215,771	216,375	604
EURO STOXX 50 Index	EUR	6/20/2025	10	613,617	609,510	(4,107)
U.S. Treasury Long Bond	USD	9/19/2025	7	784,238	789,469	5,231
Ultra Long U.S. Treasury Bond	USD	9/19/2025	2	230,365	232,125	1,760
Total net unrealized appreciation						12,497
At May 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2025	18	1,985,082	1,993,500	(8,418)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2025	15	1,679,623	1,688,203	(8,580)
Total unrealized depreciation						(16,998)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$17,144,563	$—	$—	$17,144,563
Equity — Exchange-Traded Funds	6,232,147	—	—	6,232,147
Fixed Income — Bond Funds	4,015,369	—	—	4,015,369
Fixed Income — Exchange-Traded Funds	30,893,796	—	—	30,893,796
Government & Agency Obligations	—	282,436	—	282,436
Fixed Income — Money Market Funds	1,057,370	—	—	1,057,370
Derivatives (a)
Futures Contracts	16,604	—	—	16,604
Total	$59,359,849	$282,436	$—	$59,642,285

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(21,105)	$—	$—	$(21,105)
Total	$(21,105)	$—	$—	$(21,105)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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